CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 38,829,993	$ (375,685)	$ 12,679,511
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	3,977,805	5,162,595	2,148,628
Accretion of debt discounts	0	0	59,079
Changes in operating assets and liabilities:
Accounts receivable	(5,498,845)	(2,572,107)	(432,095)
Prepaid expenses and other current assets	(3,036,185)	(610,758)	871,245
Other assets	678,854	(3,344,195)	65,948
Accounts payable and accrued expenses	(960,299)	7,373,723	1,651,975
Deferred rent	3,693,064	496,065	6,269
Deferred revenue	935,738	165,488	721,378
Assets and liabilities held for sale	0	0	(82,507)
Net cash provided by operating activities	38,620,125	6,295,126	17,689,431
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(1,311,152)	(5,129,470)	(2,124,408)
Net cash used in investing activities	(1,311,152)	(5,129,470)	(2,124,408)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds (repayments) from secured line of credit	0	(5,019,814)	1,748,038
Sale of Class A Units	0	0	17,553,601
Distributions to members	(21,951,532)	(15,382,490)	(11,424,660)
Repurchase of Class B Units	(406,481)	(1,566,728)	(1,694,407)
Principal payments on notes payable to members	0	0	(2,243,611)
Principal payments on notes payable	0	0	(695,000)
Net cash provided by (used in) financing activities	(22,358,013)	(21,969,032)	3,243,961
Net increase (decrease) in cash	14,950,960	(20,803,376)	18,808,984
Cash - beginning of year	4,967,954	25,771,330	6,962,346
Cash - end of year	19,918,914	4,967,954	25,771,330
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	2,115	157,407	579,793
Cash paid for income taxes	1,335,998	117,848	0
Deemed distribution on divestiture of controlled entities	$ 0	$ 0	$ 428,417